Voyage Expenses And Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage Expenses And Vessel Operating Expenses Abstract
Voyage Expenses and Vessel Operating Expenses
10.	Voyage Expenses and Vessel Operating Expenses
Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2011	2010	2009
Voyage expenses:
Commissions	$1,844	$1,279	$1,084
Bunkers	8,400	4,295	2,209
Port expenses	1,390	1,412	604
Other	96	23	96

Total	$11,730	$7,009	$3,993

Vessel operating expenses:
Crew costs and related costs	$2,963	$551	$1,332
Insurance expense	784	69	162
Spares, repairs, maintenance and other expenses	390	269	1,015
Stores and lubricants	651	112	256
Management fees	29,279	28,294	27,191
Vetting, insurances, spares and repairs (Note 4)	1,237	1,966	2,963
Other operating expenses	161	34	115

Total	$35,465	$31,295	$33,034